OAKMARK GLOBAL LARGE CAP ETF

Global Diversification —December 31, 2025 (Unaudited)

		% of Equity Investments
North America		50.9%
	United States		50.9%
Europe		43.6%
	Germany*		13.1%
	France*		11.2%
	Switzerland		7.0%
	United Kingdom		6.9%
	Denmark		2.6%
	Sweden		1.7%
	Netherlands*		1.1%
Asia		5.5%
	South Korea		4.0%
	China		1.5%

*	Euro currency countries comprise 25.4% of equity investments.

Oakmark Global Large Cap ETF	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares		Value
COMMON STOCKS – 97.0%
FINANCIALS – 21.8%
FINANCIAL SERVICES – 10.4%
Julius Baer Group Ltd. (Switzerland)	7		$567
Intercontinental Exchange, Inc. (United States)	3		428
Charles Schwab Corp. (United States)	4		400
Carlyle Group, Inc. (United States)	6		383
Capital One Financial Corp. (United States)	1		349
			2,127
BANKS – 6.6%
BNP Paribas SA (France)	6		608
KB Financial Group, Inc. (South Korea)	4		388
Bank of America Corp. (United States)	7		369
			1,365
INSURANCE – 4.8%
American International Group, Inc. (United States)	5		431
Willis Towers Watson PLC (United States)	1		342
Allianz SE (Germany)	0	(a)	220
			993
			4,485
HEALTH CARE – 19.6%
HEALTH CARE EQUIPMENT & SERVICES – 10.8%
Becton Dickinson & Co. (United States)	4		683
GE HealthCare Technologies, Inc. (United States)	6		472
Elevance Health, Inc. (United States)	1		449
Fresenius SE & Co. KGaA (Germany)	6		331
Molina Healthcare, Inc. (United States) (b)	2		278
			2,213
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 8.8%
IQVIA Holdings, Inc. (United States) (b)	3		649
Bayer AG (Germany)	13		567
Roche Holding AG (Switzerland)	1		299
AstraZeneca PLC, ADR (United Kingdom) (c)	3		287
			1,802
			4,015
INDUSTRIALS – 13.1%
CAPITAL GOODS – 8.8%
Ashtead Group PLC (United Kingdom)	6		428
Daimler Truck Holding AG (Germany)	9		410
CNH Industrial NV (United States)	41		379
Airbus SE (France)	1		336
Deere & Co. (United States)	1		261
			1,814
TRANSPORTATION – 2.6%
DSV AS (Denmark)	2		529
COMMERCIAL & PROFESSIONAL SERVICES – 1.7%
Equifax, Inc. (United States)	2		347
			2,690
CONSUMER DISCRETIONARY – 13.1%
CONSUMER DURABLES & APPAREL – 5.3%
adidas AG (Germany)	3		635
Kering (France)	1		453
			1,088
CONSUMER SERVICES – 2.8%
Airbnb, Inc., Class A (United States) (b)	4		565
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.6%
Alibaba Group Holding Ltd. ADR (China) (c)	2		316
Prosus NV (Netherlands)	4		219
			535
AUTOMOBILES & COMPONENTS – 2.4%
Bayerische Motoren Werke AG (Germany)	5		499
			2,687
CONSUMER STAPLES – 9.9%
FOOD, BEVERAGE & TOBACCO – 5.3%
Keurig Dr. Pepper, Inc. (United States)	16		448
Mondelez International, Inc., Class A (United States)	6		332
Diageo PLC (United Kingdom)	15		316
			1,096
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.7%
Sysco Corp. (United States)	8		554
HOUSEHOLD & PERSONAL PRODUCTS – 1.9%
Reckitt Benckiser Group PLC (United Kingdom)	5		382
			2,032
INFORMATION TECHNOLOGY – 9.4%
SOFTWARE & SERVICES – 7.7%
Capgemini SE (France)	3		508
Salesforce, Inc. (United States)	2		424
Dassault Systemes SE (France)	13		372
Gartner, Inc. (United States) (b)	1		283
			1,587
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Hexagon AB, Class B (Sweden)	29		342
			1,929
ENERGY – 3.9%
ConocoPhillips (United States)	5		427
Phillips 66 (United States)	3		371
			798
COMMUNICATION SERVICES – 3.5%
MEDIA & ENTERTAINMENT – 3.5%
Alphabet, Inc., Class A (United States)	1		326

OAKMARK FUNDS

Oakmark Global Large Cap ETF	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0% (cont.)
COMMUNICATION SERVICES – 3.5% (cont.)
MEDIA & ENTERTAINMENT – 3.5% (cont.)
Charter Communications, Inc., Class A (United States) (b)	1	$234
Warner Bros. Discovery, Inc. (United States) (b)	6	168
		728
MATERIALS – 2.7%
Glencore PLC (Switzerland)	101	556
TOTAL COMMON STOCKS – 97.0%
(Cost $19,715)		19,920

PREFERRED STOCKS – 2.1%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.1%
Samsung Electronics Co. Ltd. (South Korea)	7	421
TOTAL PREFERRED STOCKS – 2.1%
(Cost $376)		421

	Par Value	Value
SHORT-TERM INVESTMENTS – 0.9%
REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $195, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $199 (Cost: $195)	$195	195
TOTAL SHORT-TERM INVESTMENTS – 0.9%
(Cost $195)		195
TOTAL INVESTMENTS – 100.0% (Cost $20,286)		20,536
Other Assets In Excess of Liabilities– 0.0% (d)		2
TOTAL NET ASSETS – 100.0%		$20,538

(a)	Amount rounds to less than 1,000 shares.
(b)	Non-income producing security.
(c)	Sponsored American Depositary Receipt
(d)	Amount rounds to less than 0.1%.

Oakmark.com

OAKMARK INTERNATIONAL LARGE CAP ETF

Global Diversification —December 31, 2025 (Unaudited)

		% of Equity Investments
Europe		79.3%
	France*		24.4%
	Germany*		20.6%
	United Kingdom		11.5%
	Netherlands*		8.4%
	Switzerland		5.6%
	Sweden		3.6%
	Denmark		2.7%
	Ireland*		2.1%
	Finland*		0.4%
Asia		14.8%
	Japan		6.6%
	South Korea		4.2%
	Indonesia		2.1%
	China		1.9%
Latin America		1.9%
	Mexico		1.9%
North America		4.0%
	United States		4.0%

*	Euro currency countries comprise 55.9% of equity investments.

Oakmark International Large Cap ETF	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.9%
CONSUMER DISCRETIONARY – 18.6%
CONSUMER DURABLES & APPAREL – 9.4%
adidas AG (Germany)	7	$1,319
LVMH Moet Hennessy Louis Vuitton SE (France)	1	838
Kering (France)	2	838
Cie Financiere Richemont SA, Class A (Switzerland)	4	789
		3,784
CONSUMER SERVICES – 3.9%
Accor SA (France)	17	976
Flutter Entertainment PLC (United Kingdom) (a)	3	612
		1,588
AUTOMOBILES & COMPONENTS – 3.4%
Bayerische Motoren Werke AG (Germany)	13	1,384
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.9%
Alibaba Group Holding Ltd. ADR (China) (b)	5	764
		7,520
INDUSTRIALS – 17.3%
CAPITAL GOODS – 12.1%
Ashtead Group PLC (United Kingdom)	20	1,365
Daimler Truck Holding AG (Germany)	21	908
SMC Corp. (Japan)	3	904
Airbus SE (France)	3	810
Volvo AB, Class B (Sweden)	23	741
Metso OYJ (Finland)	9	164
		4,892
TRANSPORTATION – 3.8%
DSV AS (Denmark)	4	1,084
Ryanair Holdings PLC ADR (Ireland) (b)	6	468
		1,552
COMMERCIAL & PROFESSIONAL SERVICES – 1.4%
Rentokil Initial PLC (United Kingdom)	94	570
		7,014
FINANCIALS – 15.4%
BANKS – 7.8%
BNP Paribas SA (France)	15	1,470
KB Financial Group, Inc. (South Korea)	10	848
Bank Mandiri Persero Tbk. PT (Indonesia)	2,733	836
		3,154
INSURANCE – 7.0%
ASR Nederland NV (Netherlands)	13	923
Allianz SE (Germany)	2	870
Prudential PLC (United Kingdom)	50	775
Reinsurance Group of America, Inc. (United States)	1	290
		2,858
FINANCIAL SERVICES – 0.6%
Julius Baer Group Ltd. (Switzerland)	3	224
		6,236
CONSUMER STAPLES – 14.5%
FOOD, BEVERAGE & TOBACCO – 9.6%
Pernod Ricard SA (France)	12	1,004
Danone SA (France)	10	898
Asahi Group Holdings Ltd. (Japan)	74	777
Fomento Economico Mexicano SAB de CV ADR (Mexico) (b)	8	767
Mondelez International, Inc., Class A (United States)	9	459
		3,905
HOUSEHOLD & PERSONAL PRODUCTS – 3.2%
Reckitt Benckiser Group PLC (United Kingdom)	16	1,291
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.7%
Koninklijke Ahold Delhaize NV (Netherlands)	17	699
		5,895
INFORMATION TECHNOLOGY – 10.9%
SOFTWARE & SERVICES – 6.5%
Dassault Systemes SE (France)	39	1,080
Capgemini SE (France)	6	977
Fujitsu Ltd. (Japan)	21	578
		2,635
TECHNOLOGY HARDWARE & EQUIPMENT – 2.7%
Hexagon AB, Class B (Sweden)	61	724
TE Connectivity PLC (Ireland)	2	395
		1,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
ASML Holding N.V. (Netherlands)	1	676
		4,430
HEALTH CARE – 9.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.4%
Bayer AG (Germany)	31	1,354
Sanofi SA (United States)	9	845
		2,199
HEALTH CARE EQUIPMENT & SERVICES – 4.3%
Fresenius SE & Co. KGaA (Germany)	18	1,028
Siemens Healthineers AG (Germany)	14	717
		1,745
		3,944
MATERIALS – 7.4%
Glencore PLC (Switzerland)	226	1,241
Akzo Nobel NV (Netherlands)	15	1,066
Symrise AG (Germany)	8	678
		2,985

OAKMARK FUNDS

Oakmark International Large Cap ETF	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.9% (cont.)
COMMUNICATION SERVICES – 2.2%
MEDIA & ENTERTAINMENT – 2.2%
Publicis Groupe SA (France)	9	$889

REAL ESTATE – 0.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Mitsubishi Estate Co. Ltd. (Japan)	16	380
TOTAL COMMON STOCKS – 96.9%
(Cost $38,603)		39,293

PREFERRED STOCKS – 2.1%
INFORMATION TECHNOLOGY – 2.1%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.1%
Samsung Electronics Co. Ltd. (South Korea)	14	851
TOTAL PREFERRED STOCKS – 2.1%
(Cost $770)		851

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.0%
REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $414, collateralized by United States Treasury Notes, 3.750% - 4.500% due 5/15/2027 - 6/30/27, aggregate value plus accrued interest of $422 (Cost: $414)	$414	414
TOTAL SHORT-TERM INVESTMENTS – 1.0%
(Cost $414)		414
TOTAL INVESTMENTS – 100.0% (Cost $39,787)		40,558
Liabilities In Excess of Other Assets – 0.0% (c)		(8)
TOTAL NET ASSETS – 100.0%		$40,550

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark U.S. Large Cap ETF	December 31, 2025 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 99.1%
FINANCIALS – 35.1%
FINANCIAL SERVICES – 16.2%
Capital One Financial Corp.	132	$31,961
State Street Corp.	246	31,764
Charles Schwab Corp.	300	29,991
Fiserv, Inc. (a)	444	29,825
Intercontinental Exchange, Inc.	184	29,786
		153,327
BANKS – 12.4%
Citigroup, Inc.	326	38,060
Bank of America Corp.	549	30,185
First Citizens BancShares, Inc., Class A	12	25,492
Wells Fargo & Co.	246	22,896
		116,633
INSURANCE – 6.5%
Willis Towers Watson PLC	95	31,055
American International Group, Inc.	358	30,605
		61,660
		331,620
HEALTH CARE – 11.7%
HEALTH CARE EQUIPMENT & SERVICES – 6.5%
Elevance Health, Inc.	65	22,854
GE HealthCare Technologies, Inc.	244	20,001
Zimmer Biomet Holdings, Inc.	211	18,965
		61,820
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.2%
Merck & Co., Inc.	234	24,674
IQVIA Holdings, Inc. (a)	107	24,203
		48,877
		110,697
ENERGY – 11.4%
ConocoPhillips	359	33,582
Phillips 66	224	28,858
Targa Resources Corp.	135	24,857
EOG Resources, Inc.	189	19,851
		107,148
CONSUMER DISCRETIONARY – 10.2%
CONSUMER SERVICES – 3.3%
Airbnb, Inc., Class A (a)	232	31,444
AUTOMOBILES & COMPONENTS – 3.3%
General Motors Co.	378	30,706
CONSUMER DURABLES & APPAREL – 1.9%
NIKE, Inc., Class B	285	18,142
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.7%
Genuine Parts Co.	132	16,276
		96,568
COMMUNICATION SERVICES – 7.9%
MEDIA & ENTERTAINMENT – 7.9%
Alphabet, Inc., Class A	99	30,973
Warner Bros. Discovery, Inc. (a)	1,008	29,060
Charter Communications, Inc., Class A (a)	69	14,370
		74,403
INDUSTRIALS – 7.6%
TRANSPORTATION – 3.3%
Delta Air Lines, Inc.	441	30,581
CAPITAL GOODS – 2.2%
Deere & Co.	45	21,038
COMMERCIAL & PROFESSIONAL SERVICES – 2.1%
Equifax, Inc.	91	19,713
		71,332
INFORMATION TECHNOLOGY – 6.5%
TECHNOLOGY HARDWARE & EQUIPMENT – 3.3%
TE Connectivity PLC	82	18,621
CDW Corp.	89	12,103
		30,724
SOFTWARE & SERVICES – 3.2%
Salesforce, Inc.	116	30,657
		61,381
CONSUMER STAPLES – 4.5%
FOOD, BEVERAGE & TOBACCO – 4.5%
Keurig Dr. Pepper, Inc.	1,110	31,081
Constellation Brands, Inc., Class A	82	11,339
		42,420
MATERIALS – 2.3%
Corteva, Inc.	331	22,173

REAL ESTATE – 1.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.9%
CBRE Group, Inc., Class A (a)	112	17,986
TOTAL COMMON STOCKS – 99.1%
(Cost $873,292)		935,728

	Par Value	Value
SHORT-TERM INVESTMENTS – 0.8%
REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 3.80% dated 12/31/25 due 1/2/26, repurchase price $7,668, collateralized by a United States Treasury Note, 3.750% due 6/30/27, value plus accrued interest of $7,820 (Cost: $7,667)	$7,667	7,667
TOTAL SHORT-TERM INVESTMENTS – 0.8%
(Cost $7,667)		7,667
TOTAL INVESTMENTS – 99.9% (Cost $880,959)		943,395
Other Assets In Excess of Liabilities – 0.1%		696
TOTAL NET ASSETS – 100.0%		$944,091

(a)	Non-income producing security.

OAKMARK FUNDS

THE HARRIS OAKMARK ETF TRUST

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of the Oakmark Global Large Cap ETF (“Global ETF”), Oakmark International Large Cap ETF (“International ETF”) and Oakmark U.S. Large Cap ETF (“U.S. ETF”), each a “Fund” and collectively the “Funds”. Each Fund is a series of Harris Oakmark ETF Trust (the “Trust”), a Delaware statutory trust, organized on July 11, 2024, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. The Funds are diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each Fund is normally determined only on days which the New York Stock Exchange (the "NYSE") is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, the first Monday in September, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a Fund’s shares is determined by dividing the value of the assets attributable to that Fund, less liabilities attributable to that Fund, by the number of outstanding shares of that Fund.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares. Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data..

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2025, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global ETF
Common Stocks	$19,920	$0	$0
Preferred Stocks	421	0	0
Short-Term Investments	0	195	0
Total	$20,341	$195	$0
International ETF
Common Stocks	$39,293	$0	$0
Preferred Stocks	851	0	0
Short-Term Investments	0	414	0
Total	$40,144	$414	$0
U.S. ETF
Common Stocks	$935,728	$0	$0
Short-Term Investments	0	7,667	0
Total	$935,728	$7,667	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period. At December 31, 2025, none of the Funds engaged in forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2025, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed delivery basis. At December 31, 2025 each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2025, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds did not purchase or write any options during the period ended December 31, 2025.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2025, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. At December 31, 2025, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund if that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2025. There were no affiliates of the Funds during the period ended December 31, 2025.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedules of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedules of Investments through the date of the publication of this report.